Other income - net	12 Months Ended
Dec. 31, 2018
Disclosure Of Other Income Expense [Abstract]
Other income - net
26.	Other income – net

Other (income) expenses is comprised of the following at December 31, 2016, 2017 and 2018:

	2016		2017		2018
Recovery insurance	Ps.	(2,903)	Ps.	(20,539)	Ps.	(22,454)
Sale of fixed assets		(4,493)		(5,070)		(6,604)
Cancellation of non-exigible liabilities and provisions		—		(87,755)		(36,949)
Other income		(11,021)		(18,198)		(21,727)
Total other income		(18,417)		(131,562)		(87,734)

Repair of damaged by natural disasters		—		6,514		771
Cost of retirement and disposal of fixed assets		5,566		17,684		12,158
Donation		—		20,066		—
Other expenses		12,556		3,377		1,653
Total other expenses		18,122		47,641		14,582
Other income – Net	Ps.	(295)	Ps.	(83,921)	Ps.	(73,152)